TAXATION - Movements in the net deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net deferred tax assets
Balance at the beginning	$ (2,925)	$ 30,102	$ 19,804
Recognized in profit or loss	(3,844)	(35,121)	8,013
Charged to invested capital		2,094	2,285
Balance at the end	(6,769)	(2,925)	30,102
Tax losses carried forward
Net deferred tax assets
Balance at the beginning	4,362	23,592	19,292
Recognized in profit or loss	(38)	(21,324)	2,015
Charged to invested capital		2,094	2,285
Balance at the end	4,324	4,362	23,592
Accrued expenses
Net deferred tax assets
Balance at the beginning		704	704
Recognized in profit or loss		(704)
Balance at the end			704
Property, plant and equipment.
Net deferred tax assets
Balance at the beginning	(7,287)	5,806	(192)
Recognized in profit or loss	(6,478)	(13,093)	5,998
Balance at the end	(13,765)	$ (7,287)	$ 5,806
Share-based payments
Net deferred tax assets
Recognized in profit or loss	2,672
Balance at the end	$ 2,672